UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23491

 NAME OF REGISTRANT:                     Angel Oak Dynamic Financial
                                         Strategies Income Term Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory S. Black, Esq., President
                                         c/o Angel Oak Capital Advisors,
                                         LLC
                                         3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Angel Oak Dynamic Financial Strategies Income Term Trust
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Angel Oak Dynamic Financial Strategies Income Term Trust
By (Signature)       /s/ Dory S Black
Name                 Dory S Black
Title                Principal Executive Officer
Date                 08/11/2021